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MML Small Cap Growth Equity Fund
MML Small Cap Growth Equity Fund
MML SERIES INVESTMENT FUND
MML Small Cap Growth Equity Fund
(the “Fund”)
Supplement dated October 1, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective October 1, 2020, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on page 65 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Small Cap Growth Equity Fund		Initial Class	Service Class
Management Fees		1.04%	1.04%
Distribution and Service (Rule 12b-1) Fees			0.25%
Other Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses		1.11%	1.36%
Fee Waiver		(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	1.08%	1.33%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive .03% of its management fees through April 30, 2022. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Small Cap Growth Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	110	348	607	1,347
Service Class	135	426	740	1,631

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE